LEASE (Details 1) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease liability - current	$ 36,000	$ 35,000	$ 23,000
Operating lease liability - non-current	59,000	69,000	$ 0
Operating Lease Liability [Member]
2025	31,000	42,000
2026	43,000	43,000
2027	30,000	30,000
2028	0	0
Thereafter	0	0
Total	104,000	115,000
Less: Imputed interest	(9,000)	(11,000)
Operating lease liabilities	95,000	104,000
Operating lease liability - current	36,000	35,000
Operating lease liability - non-current	$ 59,000	$ 69,000